Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Earnings Per Share

	December 31,
	2015	2016	2017
	(thousands of Euros)
Net income of the reporting period	(44,674)	(114,531)	(147,693)
Adjusted weighted average number of outstanding shares	21,522,342	24,454,850	24,757,176

Basic / Diluted earnings per share (€/share)	(2.08)	(4.68)	(5.97)